Leases - Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases (Details)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
2023	¥ 17,522,664
2024	12,278,559
2025	7,766,713
2026	1,538,067
2027	707,828
Thereafter	128,696
Total undiscounted lease payments	39,942,527
Less: Imputed interest	(3,493,335)
Total lease liabilities	¥ 36,449,192